HARTFORD LEADERS SOLUTION
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)         [Hartford Life Logo]
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This prospectus describes information you should know before you purchase
Hartford Leaders Solution variable annuity. Please read it carefully.

Hartford Leaders Solution variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH FOCUS FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth Focus Fund of Merrill Lynch Variable Series Funds, Inc.

- MERCURY V.I. U.S. LARGE CAP FUND SUB-ACCOUNT which purchases Class A shares of Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND SUB-ACCOUNT) which purchases Class 1 shares of the Franklin Strategic Income Securities Fund (formerly Franklin Strategic Income Investments Fund) of the Franklin Templeton Variable Insurance Products Trust

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of the Hartford Money Market HLS Fund

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the
  MFS-Registered Trademark- Variable Insurance Trust (SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust (SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth Series of the MFS-Registered Trademark-Variable Insurance Trust (SM)

- MFS GROWTH WITH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth with Income Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of
  MFS-Registered Trademark- Mid Cap Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT (FORMERLY TEMPLETON ASSET ALLOCATION FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Asset Strategy Fund (formerly Templeton Asset Allocation Fund) of the Franklin Templeton Variable Insurande Products Trust

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND SUB-ACCOUNT) which purchases Class 1 shares of the Templeton Developing Markets Securities Fund (formerly Templeton Developing Markets Equity Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON GLOBAL GROWTH FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton Growth Securities Fund (formerly Templeton Global Growth Fund) of the Franklin Templeton Variable Insurance Products Trust

- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT (FORMERLY TEMPLETON INTERNATIONAL FUND SUB-ACCOUNT) which purchases Class 2 shares of the Templeton International Securities Fund (formerly Templeton International
  Fund) of the Franklin Templeton Variable Insurance Products Trust

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: JANUARY 26, 2001
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 26, 2001

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
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FEE TABLE                                                                     6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   17
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 18
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                18
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  The Separate Account                                                       19
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  The Funds                                                                  19
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PERFORMANCE RELATED INFORMATION                                              21
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FIXED ACCUMULATION FEATURE                                                   22
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THE CONTRACT                                                                 23
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  Purchases and Contract Value                                               23
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  Charges and Fees                                                           25
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  Death Benefit                                                              27
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  Surrenders                                                                 30
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ANNUITY PAYOUTS                                                              32
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OTHER PROGRAMS AVAILABLE                                                     34
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OTHER INFORMATION                                                            35
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  Legal Matters and Experts                                                  35
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  More Information                                                           35
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FEDERAL TAX CONSIDERATIONS                                                   36
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     40
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           41
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           44
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

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR:Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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NET INVESTMENT FACTOR: This is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                                None
----------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
----------------------------------------------------------
    First Year (2)                                       7%
----------------------------------------------------------
    Second Year                                          6%
----------------------------------------------------------
    Third Year                                           6%
----------------------------------------------------------
    Fourth Year                                          5%
----------------------------------------------------------
    Fifth Year                                           4%
----------------------------------------------------------
    Sixth Year                                           3%
----------------------------------------------------------
    Seventh Year                                         2%
----------------------------------------------------------
    Eighth Year                                          0%
----------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                             $30
----------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
----------------------------------------------------------
    Mortality and Expense Risk Charge                 1.25%
----------------------------------------------------------
    Administrative Charge                             0.15%
----------------------------------------------------------
    Total Separate Account Annual Expenses            1.40%
----------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
----------------------------------------------------------
    Optional Death Benefit Charge                     0.15%
----------------------------------------------------------
    Optional Enhanced Death Benefit Charge            0.20%
----------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                             1.75%
----------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                       TOTAL FUND
                                                                                       OPERATING
                                 MANAGEMENT    12B-1 DISTRIBUTION      OTHER       EXPENSES INCLUDING
                                    FEES        AND/OR SERVICING      EXPENSES            ANY
                                INCLUDING ANY    FEES INCLUDING    INCLUDING ANY    WAIVERS AND ANY
                                   WAIVERS          WAIVERS        REIMBURSEMENTS    REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth
  Focus Fund                         0.75%             N/A              0.12%              0.87%
-----------------------------------------------------------------------------------------------------
Mercury V.I U.S. Large Cap
  Fund                               0.65%             N/A              2.18%              2.83%
-----------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation Fund                    0.43%            0.25%             0.01%              0.69%
-----------------------------------------------------------------------------------------------------
American Funds Bond Fund             0.51%            0.25%             0.02%              0.78%
-----------------------------------------------------------------------------------------------------
American Funds Global Growth
  Fund                               0.68%            0.25%             0.03%              0.96%
-----------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund                0.79%            0.25%             0.03%              1.07%
-----------------------------------------------------------------------------------------------------
American Funds Growth Fund           0.38%            0.25%             0.01%              0.64%
-----------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Fund                               0.34%            0.25%             0.01%              0.60%
-----------------------------------------------------------------------------------------------------
American Funds International
  Fund                               0.55%            0.25%             0.05%              0.85%
-----------------------------------------------------------------------------------------------------
American Funds New World Fund
  (1)                                0.89%            0.25%             0.06%              1.20%
-----------------------------------------------------------------------------------------------------
Franklin Real Estate Fund --
  Class 2 (2) (3)                    0.56%            0.25%             0.02%              0.83%
-----------------------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2 (2) (4)                    0.55%            0.25%             0.27%              1.07%
-----------------------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund
  -- Class 1 (5)                     0.43%             N/A              0.32%              0.75%
-----------------------------------------------------------------------------------------------------
Franklin Technology Securities
  Fund -- Class 2 (6)                0.55%            0.25%             0.38%              1.18%
-----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund       0.45%             N/A              0.02%              0.47%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series
  (7) (8)                            0.75%             N/A              0.16%              0.91%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series (7)         0.75%             N/A              0.09%              0.84%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series (7) (8)       1.00%             N/A              0.21%              1.21%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Growth Series (7) (8)              0.75%             N/A              0.16%              0.91%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Growth with Income Series
  (7)                                0.75%             N/A              0.13%              0.88%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series (7) (8)              0.75%             N/A              0.16%              0.91%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid
  Cap Growth Series (8)              0.75%             N/A              0.15%              0.90%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series (7) (8)           0.90%             N/A              0.17%              1.07%
-----------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series (7)            0.75%             N/A              0.15%              0.90%
-----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2 (2) (9)                 0.60%            0.25%             0.19%              1.04%
-----------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund
  (formerly Templeton Asset
  Allocation Fund) -- Class 2
  (2) (10)                           0.60%            0.25%             0.18%              1.03%
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund (formerly
  Templeton Developing Markets
  Equity
  Fund) -- Class 1 (11)              1.25%             N/A              0.31%              1.56%
-----------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund (formerly Templeton
  Global Growth Fund) -- Class
  2 (2) (12)                         0.83%            0.25%             0.05%              1.13%
-----------------------------------------------------------------------------------------------------
Templeton International
  Securities Fund (formerly
  Templeton International
  Fund) -- Class 2 (2) (13)          0.69%            0.25%             0.19%              1.13%
-----------------------------------------------------------------------------------------------------

(1) These expenses are annualized. The Fund began operations on June 17, 1999.

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.

(3) The fund administration fee is paid indirectly through the management fee.

(4) On 2/8/00, a merger and reorganization was approved that combined the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.

(5) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                       TOTAL FUND
                                                              OTHER    OPERATING
                                MANAGEMENT FEES  12B-1 FEES  EXPENSES   EXPENSES
---------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund                    0.43%           N/A       0.52%      0.95%
---------------------------------------------------------------------------------

(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets, including Class 2's 12b-1 plan fee, for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Each Series has an expense offset arrangement which reduces the series'custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                       TOTAL FUND
                                                              OTHER    OPERATING
                                MANAGEMENT FEES  12B-1 FEES  EXPENSES   EXPENSES
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series       0.75%          N/A        0.15%      0.90%
---------------------------------------------------------------------------------
                                                    N/A        0.08%      0.83%
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series               1.00%          N/A        0.15%      1.15%
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Growth Series                      0.75%          N/A        0.15%      0.90%
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Growth with Income Series          0.75%          N/A        0.12%      0.87%
---------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series                      0.75%          N/A        0.15%      0.90%
---------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series                   0.90%          N/A        0.15%      1.05%
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series                0.75%          N/A        0.14%      0.89%
---------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2001,

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
    unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                       TOTAL FUND
                                                              OTHER    OPERATING
                                MANAGEMENT FEES  12B-1 FEES  EXPENSES   EXPENSES
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series       0.75%          N/A        0.27%      1.02%
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series               1.00%          N/A        3.39%      4.39%
---------------------------------------------------------------------------------
MFS-Registered Trademark-
  Growth Series                      0.75%          N/A        0.71%      1.46%
---------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series                      0.75%          N/A        0.22%      0.97%
---------------------------------------------------------------------------------
MFS-Registered Trademark- Mid
  Cap Growth Series                  0.75%          N/A        0.46%      1.21%
---------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series                   0.90%          N/A        1.59%      2.49%
---------------------------------------------------------------------------------

(9) On 2/8/00, a merger and reorganization was approved that combined the Mutual Shares Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(10) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton Asset Strategy Fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.

(11) On 2/8/00, shareholders approved a merger and reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(12) On 2/8/00, a merger and reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(13) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton International Securities Fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as:
     Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH
   GLOBAL GROWTH
   FOCUS FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $129    $165     $269    $23    $ 73    $125     $268     $24      $ 74      $126       $269
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 86   $133    $173     $284    $25    $ 78    $133     $283     $25      $ 78      $134       $284
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $135    $175     $289    $25    $ 79    $135     $289     $26      $ 80      $136       $289
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 88   $139    $182     $304    $27    $ 84    $143     $304     $27      $ 84      $144       $304
 -----------------------------------------------------------------------------------------------------------------------
 MERCURY V.I.
   U.S. LARGE
   CAP FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $105   $186    $258     $452    $43    $132    $222     $451     $44      $133      $223       $452
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $106   $190    $265     $464    $45    $137    $229     $464     $46      $137      $230       $464
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $107   $191    $267     $469    $45    $138    $231     $468     $46      $139      $232       $469
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $108   $196    $274     $481    $47    $142    $238     $480     $48      $143      $239       $481
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   ASSET
   ALLOCATION
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 83   $124    $156     $250    $21    $ 67    $116     $249     $22      $ 68      $117       $250
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 84   $128    $164     $266    $23    $ 72    $124     $265     $24      $ 73      $124       $266
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 85   $130    $166     $271    $23    $ 74    $126     $270     $24      $ 74      $127       $271
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 87   $134    $174     $286    $25    $ 78    $134     $286     $26      $ 79      $135       $286
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BOND FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 84   $126    $161     $260    $22    $ 70    $120     $259     $23      $ 71      $121       $260
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 85   $131    $168     $275    $24    $ 75    $128     $274     $24      $ 75      $129       $275
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 86   $132    $171     $280    $24    $ 76    $131     $279     $25      $ 77      $131       $280
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 87   $137    $178     $295    $26    $ 81    $138     $295     $27      $ 82      $139       $295
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GLOBAL GROWTH
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 86   $132    $170     $278    $24    $ 76    $130     $277     $25      $ 76      $130       $278
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 87   $136    $177     $293    $26    $ 80    $137     $293     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 88   $138    $179     $298    $26    $ 82    $140     $298     $27      $ 82      $141       $298
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 89   $142    $187     $313    $28    $ 86    $148     $312     $28      $ 87      $148       $313
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GLOBAL SMALL
  CAPITALIZATION
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 87   $135    $175     $289    $25    $ 79    $135     $289     $26      $ 80      $136       $289
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 88   $139    $182     $304    $27    $ 84    $143     $304     $27      $ 84      $144       $304
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 89   $141    $185     $309    $27    $ 85    $146     $308     $28      $ 86      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 90   $145    $192     $324    $29    $ 90    $153     $323     $30      $ 90      $154       $324
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 82   $122    $154     $245    $21    $ 66    $113     $244     $22      $ 66      $114       $245
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 84   $127    $161     $261    $22    $ 70    $121     $260     $23      $ 71      $122       $261
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 84   $128    $164     $266    $23    $ 72    $124     $265     $24      $ 73      $124       $266
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 86   $133    $171     $281    $24    $ 77    $131     $280     $25      $ 77      $132       $281
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   GROWTH-INCOME
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 82   $121    $152     $241    $21    $ 65    $111     $240     $21      $ 65      $112       $241
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 84   $126    $159     $257    $22    $ 69    $119     $256     $23      $ 70      $120       $257
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 84   $127    $162     $262    $23    $ 71    $122     $261     $23      $ 71      $122       $262
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 86   $131    $169     $277    $24    $ 75    $129     $276     $25      $ 76      $130       $277
 -----------------------------------------------------------------------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   INTERNATIONAL
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $128    $164     $267    $23    $ 72    $124     $266     $24      $ 73      $125       $267
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 86   $133    $172     $282    $25    $ 77    $132     $281     $25      $ 78      $132       $282
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $134    $174     $287    $25    $ 78    $134     $287     $26      $ 79      $135       $287
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 88   $139    $181     $302    $27    $ 83    $142     $302     $27      $ 84      $143       $302
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   NEW WORLD
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 88   $139    $181     $302    $27    $ 83    $142     $302     $27      $ 84      $143       $302
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 90   $143    $189     $317    $28    $ 88    $150     $316     $29      $ 88      $150       $317
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 90   $145    $191     $322    $29    $ 89    $152     $321     $29      $ 90      $153       $322
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 92   $149    $198     $337    $30    $ 94    $160     $336     $31      $ 94      $160       $337
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN REAL
   ESTATE FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 84   $128    $163     $265    $23    $ 72    $123     $264     $23      $ 72      $124       $265
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 86   $132    $171     $280    $24    $ 76    $131     $279     $25      $ 77      $131       $280
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 86   $134    $173     $285    $25    $ 78    $133     $284     $26      $ 78      $134       $285
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 88   $138    $180     $300    $26    $ 82    $141     $300     $27      $ 83      $142       $300
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL
   CAP FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 87   $135    $175     $289    $25    $ 79    $135     $289     $26      $ 80      $136       $289
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 88   $139    $182     $304    $27    $ 84    $143     $304     $27      $ 84      $144       $304
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 89   $141    $185     $309    $27    $ 85    $146     $308     $28      $ 86      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 90   $145    $192     $324    $29    $ 90    $153     $323     $30      $ 90      $154       $324
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN
   STRATEGIC
   INCOME
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 84   $126    $159     $257    $22    $ 69    $119     $256     $23      $ 70      $120       $257
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 85   $130    $167     $272    $24    $ 74    $127     $271     $24      $ 74      $127       $272
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 86   $131    $169     $277    $24    $ 75    $129     $276     $25      $ 76      $130       $277
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 87   $136    $177     $292    $26    $ 80    $137     $292     $26      $ 81      $138       $292
 -----------------------------------------------------------------------------------------------------------------------
 FRANKLIN
   TECHNOLOGY
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 88   $138    $180     $300    $26    $ 82    $141     $300     $27      $ 83      $142       $300
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 89   $143    $188     $315    $28    $ 87    $149     $314     $29      $ 88      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 90   $144    $190     $320    $28    $ 89    $151     $319     $29      $ 89      $152       $320
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 92   $148    $197     $335    $30    $ 93    $159     $334     $31      $ 94      $159       $335
 -----------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY
   MARKET HLS
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 81   $117    $145     $227    $19    $ 61    $104     $226     $20      $ 61      $105       $227
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 82   $122    $153     $243    $21    $ 65    $112     $242     $21      $ 66      $113       $243
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 83   $123    $155     $248    $21    $ 67    $115     $247     $22      $ 67      $115       $248
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 84   $128    $163     $264    $23    $ 71    $123     $263     $23      $ 72      $123       $264
 -----------------------------------------------------------------------------------------------------------------------
 MFS CAPITAL
   OPPORTUNITIES
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $130    $167     $273    $24    $ 74    $127     $272     $24      $ 75      $128       $273
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 87   $135    $175     $288    $25    $ 79    $135     $288     $26      $ 79      $136       $288
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $136    $177     $293    $26    $ 80    $137     $293     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 89   $141    $184     $308    $27    $ 85    $145     $308     $28      $ 86      $146       $308
 -----------------------------------------------------------------------------------------------------------------------
 MFS EMERGING
   GROWTH SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 84   $128    $164     $266    $23    $ 72    $124     $265     $24      $ 73      $124       $266
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 86   $133    $171     $281    $24    $ 77    $131     $280     $25      $ 77      $132       $281
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $134    $174     $286    $25    $ 78    $134     $286     $26      $ 79      $135       $286
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 88   $138    $181     $301    $27    $ 83    $141     $301     $27      $ 83      $142       $301
 -----------------------------------------------------------------------------------------------------------------------

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 MFS GLOBAL
   EQUITY SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 88   $139    $182     $303    $27    $ 83    $143     $303     $27      $ 84      $143       $303
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 90   $143    $189     $318    $28    $ 88    $150     $317     $29      $ 89      $151       $318
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 90   $145    $192     $323    $29    $ 89    $153     $322     $29      $ 90      $153       $323
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 92   $149    $199     $337    $30    $ 94    $160     $337     $31      $ 95      $161       $337
 -----------------------------------------------------------------------------------------------------------------------
 MFS GROWTH
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $130    $167     $273    $24    $ 74    $127     $272     $24      $ 75      $128       $273
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 87   $135    $175     $288    $25    $ 79    $135     $288     $26      $ 79      $136       $288
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $136    $177     $293    $26    $ 80    $137     $293     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 89   $141    $184     $308    $27    $ 85    $145     $308     $28      $ 86      $146       $308
 -----------------------------------------------------------------------------------------------------------------------
 MFS GROWTH WITH
   INCOME SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $129    $166     $270    $23    $ 73    $126     $269     $24      $ 74      $126       $270
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 86   $134    $173     $285    $25    $ 78    $133     $284     $26      $ 78      $134       $285
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $135    $176     $290    $25    $ 79    $136     $290     $26      $ 80      $137       $290
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 88   $140    $183     $305    $27    $ 84    $144     $305     $28      $ 85      $144       $305
 -----------------------------------------------------------------------------------------------------------------------
 MFS HIGH INCOME
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $130    $167     $273    $24    $ 74    $127     $272     $24      $ 75      $128       $273
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 87   $135    $175     $288    $25    $ 79    $135     $288     $26      $ 79      $136       $288
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $136    $177     $293    $26    $ 80    $137     $293     $26      $ 81      $138       $293
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 89   $141    $184     $308    $27    $ 85    $145     $308     $28      $ 86      $146       $308
 -----------------------------------------------------------------------------------------------------------------------
 MFS MID CAP
   GROWTH SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $130    $167     $272    $24    $ 74    $127     $271     $24      $ 74      $127       $272
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 87   $134    $174     $287    $25    $ 78    $134     $287     $26      $ 79      $135       $287
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $136    $177     $292    $26    $ 80    $137     $292     $26      $ 81      $138       $292
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 89   $140    $184     $307    $27    $ 85    $145     $307     $28      $ 85      $145       $307
 -----------------------------------------------------------------------------------------------------------------------
 MFS NEW
   DISCOVERY
   SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 87   $135    $175     $289    $25    $ 79    $135     $289     $26      $ 80      $136       $289
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 88   $139    $182     $304    $27    $ 84    $143     $304     $27      $ 84      $144       $304
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 89   $141    $185     $309    $27    $ 85    $146     $308     $28      $ 86      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 90   $145    $192     $324    $29    $ 90    $153     $323     $30      $ 90      $154       $324
 -----------------------------------------------------------------------------------------------------------------------
 MFS TOTAL
   RETURN SERIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 85   $130    $167     $272    $24    $ 74    $127     $271     $24      $ 74      $127       $272
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 87   $134    $174     $287    $25    $ 78    $134     $287     $26      $ 79      $135       $287
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 87   $136    $177     $292    $26    $ 80    $137     $292     $26      $ 81      $138       $292
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 89   $140    $184     $307    $27    $ 85    $145     $307     $28      $ 85      $145       $307
 -----------------------------------------------------------------------------------------------------------------------
 MUTUAL SHARES
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 87   $134    $174     $286    $25    $ 78    $134     $286     $26      $ 79      $135       $286
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 88   $138    $181     $301    $27    $ 83    $141     $301     $27      $ 83      $142       $301
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 89   $140    $183     $306    $27    $ 84    $144     $306     $28      $ 85      $145       $306
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 90   $144    $191     $321    $29    $ 89    $152     $320     $29      $ 89      $152       $321
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON ASSET
   STRATEGY FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 86   $134    $173     $285    $25    $ 78    $133     $284     $26      $ 78      $134       $285
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 88   $138    $180     $300    $26    $ 82    $141     $300     $27      $ 83      $142       $300
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 88   $140    $183     $305    $27    $ 84    $144     $305     $28      $ 85      $144       $305
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 90   $144    $190     $320    $28    $ 89    $151     $319     $29      $ 89      $152       $320
 -----------------------------------------------------------------------------------------------------------------------

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract :
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON
   DEVELOPING
   MARKETS
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 92   $149    $199     $337    $30    $ 94    $160     $337     $31      $ 95      $161       $337
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 93   $154    $206     $352    $32    $ 99    $168     $351     $32      $ 99      $168       $352
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 94   $155    $208     $356    $32    $100    $170     $356     $33      $101      $171       $356
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 95   $159    $216     $370    $34    $105    $177     $370     $35      $105      $178       $370
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON
   GROWTH
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 87   $137    $178     $295    $26    $ 81    $138     $295     $27      $ 82      $139       $295
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 89   $141    $185     $310    $27    $ 85    $146     $309     $28      $ 86      $147       $310
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 89   $143    $188     $315    $28    $ 87    $149     $314     $29      $ 88      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 91   $147    $195     $330    $30    $ 92    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------
 TEMPLETON
   INTERNATIONAL
   SECURITIES
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
     optional
     benefits     $ 87   $137    $178     $295    $26    $ 81    $138     $295     $27      $ 82      $139       $295
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
     Death
     Benefit      $ 89   $141    $185     $310    $27    $ 85    $146     $309     $28      $ 86      $147       $310
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
     Protection
     Benefit      $ 89   $143    $188     $315    $28    $ 87    $149     $314     $29      $ 88      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With both
     optional
     benefits     $ 91   $147    $195     $330    $30    $ 92    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account for the year ended December 31, 1999 has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for the Franklin Technology Securities Fund Sub-Account and MFS Mid Cap Growth Series Sub-Account because as of December 31, 1999, the Sub-Accounts had not yet commenced operations. No information is shown for the Earnings Protection Benefit because as of December 31, 1999, the Earnings Protection Benefit was not available.

                                                     YEAR ENDED
                                                  DECEMBER 31, 1999
                                           WITHOUT THE    WITH THE OPTIONAL
                                          OPTIONAL DEATH    DEATH BENEFIT
                                             BENEFIT         (UNAUDITED)
---------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH FOCUS FUND
  SUB-ACCOUNT (INCEPTION DATE MAY 11,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $12.489           $12.486
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    --                --
---------------------------------------------------------------------------
MERCURY V.I. U.S. LARGE CAP FUND
  SUB-ACCOUNT (INCEPTION DATE MAY 11,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $11.050           $11.047
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    --                --
---------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 9.776           $ 9.768
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   876               175
---------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.106           $10.098
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   261                74
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $13.980           $13.970
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   643               122
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $13.784           $13.774
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   406                97
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $12.518           $12.508
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                 3,037               669
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 9.591           $ 9.584
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                 3,468             1,222
---------------------------------------------------------------------------

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     YEAR ENDED
                                                  DECEMBER 31, 1999
                                           WITHOUT THE    WITH THE OPTIONAL
                                          OPTIONAL DEATH    DEATH BENEFIT
                                             BENEFIT         (UNAUDITED)
---------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $14.663           $14.652
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   764               212
---------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $11.659           $11.649
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   318                43
---------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 8.842           $ 8.835
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    36                 8
---------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $16.658           $16.645
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   127                55
---------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND SUB-ACCOUNT (INCEPTION DATE JULY
  1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.189           $10.181
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    44                25
---------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $ 1.000           $ 1.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 1.018           $ 1.017
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                 1,637               764
---------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 9.796           $ 9.788
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   297                58
---------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $12.219           $12.209
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   316               115
---------------------------------------------------------------------------
MFS EMERGING GROWTH SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $15.422           $15.410
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   510                97
---------------------------------------------------------------------------

16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     YEAR ENDED
                                                  DECEMBER 31, 1999
                                           WITHOUT THE    WITH THE OPTIONAL
                                          OPTIONAL DEATH    DEATH BENEFIT
                                             BENEFIT         (UNAUDITED)
---------------------------------------------------------------------------
MFS GLOBAL EQUITY SUB-ACCOUNT (INCEPTION
  DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $11.600           $11.591
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    15                 6
---------------------------------------------------------------------------
MFS GROWTH SUB-ACCOUNT (INCEPTION DATE
  JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $12.016           $12.001
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   604               206
---------------------------------------------------------------------------
MFS GROWTH WITH INCOME SUB-ACCOUNT
  (INCEPTION DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 9.963           $ 9.955
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   635               260
---------------------------------------------------------------------------
MFS HIGH INCOME SUB-ACCOUNT (INCEPTION
  DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.053           $10.044
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   127                39
---------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT (INCEPTION
  DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $14.336           $14.325
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    76                34
---------------------------------------------------------------------------
MFS TOTAL RETURN SUB-ACCOUNT (INCEPTION
  DATE JULY 1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $ 9.700           $ 9.693
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   194                52
---------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.869           $ 10.86
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    73                13
---------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND SUB-ACCOUNT (INCEPTION DATE JULY
  1, 1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $11.123           $11.114
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    56                15
---------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.619           $10.611
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                   154                19
---------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES FUND
  SUB-ACCOUNT (INCEPTION DATE JULY 1,
  1999)
Accumulation Unit Value at beginning of
  period                                     $10.000           $10.000
---------------------------------------------------------------------------
Accumulation Unit Value at end of period     $10.960           $10.952
---------------------------------------------------------------------------
Number Accumulation Units outstanding at
  end of period (in thousands)                    84                15
---------------------------------------------------------------------------

                                                                              17
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                   7%
-----------------------------------------
      2                   6%
-----------------------------------------
      3                   6%
-----------------------------------------
      4                   5%
-----------------------------------------
      5                   4%
-----------------------------------------
      6                   3%
-----------------------------------------
      7                   2%
-----------------------------------------
  8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:
X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years.

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

MORTALITY AND EXPENSE RISK CHARGE This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

ADMINISTRATIVE CHARGE This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

ANNUAL FUND OPERATING EXPENSES These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

The Death Benefit is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

18
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit at an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-  Plus any Premium Payments made after the Optional Death Benefit is added;

-  Minus any partial Surrenders after the Optional Death Benefit is added;

-  Compounded daily at an annual interest rate of 5%.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. Please consult with your Registered Representative. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            4/1/00        A+   Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                        8/1/00       AA    Insurer financial strength
------------------------------------------------------------------------------------------------
 Fitch                                    5/1/00       AA+   Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Merrill Lynch Global Growth Focus Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co.

Mercury V.I. U.S. Large Cap Fund, a series of Mercury Asset Management VI Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is managed by Mercury Asset Management International Ltd.

The American Funds Asset Allocation Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford Life Insurance Company. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

The MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark-Global Equity Series, MFS-Registered Trademark- Growth Series,
MFS-Registered Trademark- Growth with Income Series, MFS-Registered Trademark-High Income Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust (SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust (SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Asset Strategy Fund, Templeton International Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on
April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Cap Fund, Franklin Strategic Income Securities Fund, and Franklin Technology
Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel, Inc. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton asset Management, Ltd. are wholly owned by Franklin Resources, Inc. a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH FOCUS FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERCURY V.I. U.S. LARGE CAP FUND -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of large capitalization equity securities of companies located in the U.S. and to a lesser extent in Canada. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to be undervalued or have good prospects for earnings growth.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.

FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation. Its secondary goal is to earn current income.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth.

FRANKLIN STRATEGIC INCOME SECURITIES FUND (FORMERLY FRANKLIN STRATEGIC INCOME INVESTMENTS FUND) -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- GROWTH SERIES --Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.
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MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks primarily to provide above-average income (compared to a portfolio invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.

TEMPLETON ASSET STRATEGY FUND (FORMERLY TEMPLETON ASSET ALLOCATION FUND) -- Seeks high total return.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND (FORMERLY TEMPLETON DEVELOPING MARKETS EQUITY FUND) -- Seeks long-term capital appreciation.

TEMPLETON GROWTH SECURITIES FUND (FORMERLY TEMPLETON GLOBAL GROWTH FUND) -- Seeks long-term capital growth.

TEMPLETON INTERNATIONAL SECURITIES FUND (FORMERLY TEMPLETON INTERNATIONAL FUND) --Seeks long-term capital growth.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months.
Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

You may only have one DCA program in place at one time.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section "4. Individual Retirement Annuities ("IRA") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return
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24
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except Florida, Maryland, or Oregon we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
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FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                        7%
-----------------------------------------
      2                        6%
-----------------------------------------
      3                        6%
-----------------------------------------
      4                        5%
-----------------------------------------
      5                        4%
-----------------------------------------
      6                        3%
-----------------------------------------
      7                        2%
-----------------------------------------
  8 or more                    0%
-----------------------------------------

26
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount or $400.00

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500 or $35.00.

- Your Contingent Deferred Sales Charge is $435.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

                                                                              27
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Fund's prospectus for a description of deductions and expenses paid out of the assets of the Funds.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These changes are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

                                                                              29
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .               AND . . .                            AND . . .
------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint Contract  The Annuitant is living or deceased
                              Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner and the Beneficiary
                              predeceases the Contract Owner
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         There is no named Contingent
                                                                   Annuitant
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         The Contingent Annuitant is living
------------------------------------------------------------------------------------------------------

IF THE DECEASED IS THE . . .            THEN THE . . .
----------------------------
Contract Owner                Joint Contract Owner receives the
                              Death Benefit.
----------------------------
Contract Owner                Designated Beneficiary receives the
                              Death Benefit.
----------------------------
Contract Owner                Contract Owner's estate receives
                              the Death Benefit.
----------------------------
Annuitant                     The Contract Owner becomes the
                              Contingent Annuitant and the
                              Contract continues.
----------------------------
Annuitant                     Contingent Annuitant becomes the
                              Annuitant, and the Contract
                              continues.
----------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

                                                                              31
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT
DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR
YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the
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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

For Qualified Contracts, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin.We compute life expectancy using the IRS mortality tables.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.
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For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- AUTOMATIC ANNUITY PAYOUTS FOR NON-QUALIFIED CONTRACTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the second monthly Annuity Payout Option is higher than the first. If the
Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable-dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.
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OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representative)
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the
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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated
       Beneficiary).
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
------------------------------------------------------
SAFEKEEPING OF ASSETS
------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------------------------------
DISTRIBUTION OF CONTRACTS
------------------------------------------------------
CALCULATION OF YIELD AND RETURN
------------------------------------------------------
PERFORMANCE COMPARISONS
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to A PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax- deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If you are a participant in a SIMPLE IRA plan, you should be aware that the 10%
penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000  Premium Payment
$ 5,000   Interest of 5%
--------
$105,000  Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000   partial Surrender divided by
$108,000  Contract Value prior to Surrender equals
 .09259   multiplied by
$105,000  Interest Accumulation Value for a total of
          to be deducted from the Interest Accumulation
$ 9,722   Value equals
$95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000  Premium Payment
$ 5,000   Interest of 5%
--------
$105,000  Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000   partial Surrender divided by
$92,000   Contract Value prior to Surrender equals
 .10870   multiplied by
$105,000  Interest Accumulation Value for a total of
          to be deducted from the Interest Accumulation
$11,413   Value equals
$93,587   the New Interest Accumulation Value

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EARNINGS PROTECTION BENEFIT EXAMPLES
EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equal $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Hartford Leaders Solution variable annuity to me at the following address:

--------------------------------------------------------------------------------
                                     Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
   City/State                                                       Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                            HARTFORD LEADERS SOLUTION


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.





Date of Prospectus: January 26, 2001

Date of Statement of Additional Information: January 26, 2001

                                TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY..................4

SAFEKEEPING OF ASSETS ......................................................4

INDEPENDENT PUBLIC ACCOUNTANTS .............................................4

DISTRIBUTION OF CONTRACTS...................................................5

CALCULATION OF YIELD AND RETURN.............................................6

PERFORMANCE COMPARISONS....................................................12

FINANCIAL STATEMENTS ......................................................12

           DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

----------------------------------------------------------------------------------------------------
       Rating Agency                   Effective          Rating           Basis of Rating
                                     Date of Rating
----------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.              4/1/00              A+       Financial performance
----------------------------------------------------------------------------------------------------
Standard & Poor's                        8/1/00              AA       Insurer financial strength
----------------------------------------------------------------------------------------------------
Fitch                                    5/1/00              AA+      Financial Strength
----------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract, the ratings do not apply to the Separate Account or the underlying Funds.

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

                             HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to and retained by HSD in its role as Principal Underwriter has been: 1999:
$16,156,318.29; 1998: $0 and 1997: $0. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999

---------------------------------------------------------------------------------------

SUB-ACCOUNT                                    YIELD              EFFECTIVE YIELD
---------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                 3.94%                   4.02%
---------------------------------------------------------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------

SUB-ACCOUNT                                                         YIELD
--------------------------------------------------------------------------------------
American Funds Bond Fund                                             N/A
--------------------------------------------------------------------------------------
MFS High Yield Series                                                N/A
--------------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts. There is no information for MFS Mid Cap Growth Series and Franklin Technology Securities Fund Sub-Accounts, because as of December 31, 1999 the Sub-Accounts had not commenced operation.



             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                DECEMBER 31, 1999


-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                    SINCE INCEPTION OF
          SUB-ACCOUNT               ACCOUNT        1 YEAR          5 YEAR          10 YEAR          SEPARATE
                                INCEPTION DATE                                                       ACCOUNT
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth       04/01/1999         N/A            N/A              N/A             21.44%
Focus Fund
-------------------------------------------------------------------------------------------------------------------
Mercury V.I. U.S. Large Cap Fund  04/30/1999         N/A            N/A              N/A              9.81%
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation   04/01/1999         N/A            N/A              N/A             -6.94%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund          04/01/1999         N/A            N/A              N/A             -9.13%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth      04/01/1999         N/A            N/A              N/A             43.79%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small       04/01/1999         N/A            N/A              N/A             61.73%
Capitalization Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund        04/01/1999         N/A            N/A              N/A             32.45%
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income      04/01/1999         N/A            N/A              N/A             -2.64%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds International      04/01/1999         N/A            N/A              N/A             50.90%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund     04/01/1999         N/A            N/A              N/A              7.46%
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund         04/01/1999         N/A            N/A              N/A             -12.13%
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund           04/01/1999         N/A            N/A              N/A             82.62%
-------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income         07/01/1999         N/A            N/A              N/A             -8.11%
Securities Fund (FORMERLY
FRANKLIN STRATEGIC INCOME FUND)
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund    04/01/1999         N/A            N/A              N/A             -7.39%
-------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series  04/01/1999         N/A            N/A              N/A             29.20%
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series        04/01/1999         N/A            N/A              N/A             57.45%
-------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series          05/03/1999         N/A            N/A              N/A             12.69%
-------------------------------------------------------------------------------------------------------------------
MFS Growth Series                 05/03/1999         N/A            N/A              N/A             28.71%
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series     04/01/1999         N/A            N/A              N/A             -5.62%
-------------------------------------------------------------------------------------------------------------------
MFS High Income Series            04/01/1999         N/A            N/A              N/A             -9.71%
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series          04/01/1999         N/A            N/A              N/A             62.97%
-------------------------------------------------------------------------------------------------------------------
MFS Total Return Series           04/01/1999         N/A            N/A              N/A             -7.91%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund     04/01/1999         N/A            N/A              N/A             -0.62%
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund     04/01/1999         N/A            N/A              N/A              8.85%
(FORMERLY TEMPLETON ASSET
ALLOCATION FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets      04/01/1999         N/A            N/A              N/A             29.13%
Securities Fund (FORMERLY
TEMPLETON DEVELOPING MARKETS
EQUITY FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities       04/01/1999         N/A            N/A              N/A              8.69%
Fund (FORMERLY TEMPLETON GLOBAL
GROWTH FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton International           04/01/1999         N/A            N/A              N/A             10.25%
Securities Fund (FORMERLY
TEMPLETON INTERNATIONAL FUND)
-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts. There is no information for MFS Mid Cap Growth Series and Franklin Technology Securities Fund Sub-Accounts, because as of December 31, 1999 the Sub-Accounts had not commenced operation.

           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
              INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999


-------------------------------------------------------------------------------------------------------------------
                                FUND INCEPTION                                                 SINCE INCEPTION OF
          SUB-ACCOUNT                DATE          1 YEAR          5 YEAR          10 YEAR            FUND
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth       06/05/1998       36.76%           N/A              N/A             27.65%
Focus Fund
-------------------------------------------------------------------------------------------------------------------
Mercury V.I. U.S. Large Cap Fund  04/30/1999         N/A            N/A              N/A             19.81%
-------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation   08/01/1989        5.43%          15.08%          10.31%              N/A
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund          01/02/1996        1.13%           N/A              N/A              4.03%
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth      04/30/1997       67.31%           N/A              N/A             36.14%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Global Small       04/30/1998       88.71%           N/A              N/A             47.54%
Capitalization Fund
-------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund        02/08/1984       55.09%          31.07%          19.36%              N/A
-------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income      02/08/1984        9.65%          19.27%          12.74%              N/A
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds International      05/01/1990       73.53%          23.25%            N/A             14.84%
Fund
-------------------------------------------------------------------------------------------------------------------
American Funds New World Fund     06/17/1999         N/A            N/A              N/A             17.46%
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund         01/24/1989       -7.66%          6.47%            7.48               N/A
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund           11/01/1995       93.63%           N/A              N/A             28.51%
-------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income         07/01/1999         N/A            N/A              N/A              1.89%
Securities Fund (FORMERLY
FRANKLIN STRATEGIC INCOME FUND)
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund    06/30/1980        3.44%          3.82%            3.64%              N/A
-------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series  08/14/1996       45.39%           N/A              N/A             30.40%
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series        07/24/1995       74.26%           N/A              N/A             34.51%
-------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series          05/03/1999         N/A            N/A              N/A             22.69%
-------------------------------------------------------------------------------------------------------------------
MFS Growth Series                 05/03/1999         N/A            N/A              N/A             38.71%
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income Series     10/09/1995        5.20%           N/A              N/A             19.43%
-------------------------------------------------------------------------------------------------------------------
MFS High Income Series            07/26/1995        4.96%           N/A              N/A              6.73%
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series          05/01/1998       71.00%           N/A              N/A             38.94%
-------------------------------------------------------------------------------------------------------------------
MFS Total Return Series           01/03/1995        1.62%           N/A              N/A             13.80%
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund     11/01/1996       12.01%           N/A              N/A              9.31%
-------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund     08/24/1988       21.93%          15.50%          11.53%              N/A
(FORMERLY TEMPLETON ASSET
ALLOCATION FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets      03/15/1994       52.49%          5.23%             N/A              3.49%
Securities Fund (FORMERLY
TEMPLETON DEVELOPING MARKETS
EQUITY FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities       03/15/1994       19.16%          13.77%            N/A             12.15%
Fund (FORMERLY TEMPLETON GLOBAL
GROWTH FUND)
-------------------------------------------------------------------------------------------------------------------
Templeton International           05/01/1992       21.52%          15.40%            N/A             13.64%
Securities Fund (FORMERLY
TEMPLETON INTERNATIONAL FUND)
-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (Hartford Money Market HLS, American Funds Asset Allocation, American Funds Bond, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds Growth-Income, American Funds International, American Funds New World, Franklin Real Estate Securities, Franklin Small Cap, Mutual Shares Securities, Franklin Strategic Income Investments, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Equity, MFS Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, MFS Total Return, Templeton Asset Allocation, Templeton International, Templeton Developing Markets Equity, and Templeton Global Growth sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the period presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the period presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............     $4,834,594          --                --                --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............        --           $11,302,929           --                --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............        --               --             $3,934,782           --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............        --               --                --            $12,357,820
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............        --               --                --                --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............        --               --                --                --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............        --               --                --                --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............        --               --                --                --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............        --               --                --                --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............        --               --                --                --
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............        --               --                --                --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............        --               --                --                --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............        --               --                --                --
  Due from Hartford Life and
   Annuity Insurance Company....        --               108,667             5,554           122,562
  Receivable for fund shares
   sold.........................          8,193          --                --                --
                                     ----------      -----------        ----------       -----------
  Total Assets..................      4,842,787       11,411,596         3,940,336        12,480,382
                                     ----------      -----------        ----------       -----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....          8,112          --                --                --
  Payable for fund shares
   purchased....................        --               108,673             5,555           122,564
                                     ----------      -----------        ----------       -----------
  Total Liabilities.............          8,112          108,673             5,555           122,564
                                     ----------      -----------        ----------       -----------
  Net Assets (variable annuity
   contract liabilities)........     $4,834,675      $11,302,923        $3,934,781       $12,357,818
                                     ==========      ===========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-2
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............      --               --               --               --               --             --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............      --               --               --               --               --             --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............      --               --               --               --               --             --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............      --               --               --               --               --             --
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............  $ 8,122,818          --               --               --               --             --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............      --           $50,455,740          --               --               --             --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............      --               --           $49,892,033          --               --             --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............      --               --               --           $16,975,973          --             --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............      --               --               --               --            $4,825,525        --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............      --               --               --               --               --           $392,897
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............      --               --               --               --               --             --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............      --               --               --               --               --             --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............      --               --               --               --               --             --
  Due from Hartford Life and
   Annuity Insurance Company....       83,195          705,288          325,330          561,199           13,833        --
  Receivable for fund shares
   sold.........................      --               --               --               --               --             --
                                  -----------      -----------      -----------      -----------       ----------      --------
  Total Assets..................    8,206,013       51,161,028       50,217,363       17,537,172        4,839,358       392,897
                                  -----------      -----------      -----------      -----------       ----------      --------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --               --               --               --               --                 30
  Payable for fund shares
   purchased....................       83,194          705,279          325,325          561,200           13,833        --
                                  -----------      -----------      -----------      -----------       ----------      --------
  Total Liabilities.............       83,194          705,279          325,325          561,200           13,833            30
                                  -----------      -----------      -----------      -----------       ----------      --------
  Net Assets (variable annuity
   contract liabilities)........  $ 8,122,819      $50,455,749      $49,892,038      $16,975,972       $4,825,525      $392,867
                                  ===========      ===========      ===========      ===========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............      --            --               --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............      --            --               --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............      --            --               --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............      --            --               --
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............      --            --               --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............      --            --               --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............      --            --               --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............      --            --               --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............      --            --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............      --            --               --
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............  $3,443,182        --               --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............      --         $3,852,516          --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............      --            --               $898,571
  Due from Hartford Life and
   Annuity Insurance Company....      --             20,083          --
  Receivable for fund shares
   sold.........................      64,584        --               --
                                  ----------     ----------          --------
  Total Assets..................   3,507,766      3,872,599           898,571
                                  ----------     ----------          --------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      64,586        --                     37
  Payable for fund shares
   purchased....................      --             20,083          --
                                  ----------     ----------          --------
  Total Liabilities.............      64,586         20,083                37
                                  ----------     ----------          --------
  Net Assets (variable annuity
   contract liabilities)........  $3,443,180     $3,852,516          $898,534
                                  ==========     ==========          ========

            -------------------------------------------------  SA-3
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............     $5,776,295           --                --               --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............        --             $10,253,678          --               --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............        --                --              $281,497           --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............        --                --                --           $10,441,189
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value..............        --                --                --               --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............        --                --                --               --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............        --                --                --               --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............        --                --                --               --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............        --                --                --               --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............        --                --                --               --
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............        --                --                --               --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............        --                --                --               --
    Due from Hartford Life and
     Annuity Insurance
     Company....................        129,008            220,700             206            97,731
    Receivable for fund shares
     sold.......................        --                --                --               --
                                     ----------        -----------        --------       -----------
    Total Assets................      5,905,303         10,474,378         281,703        10,538,920
                                     ----------        -----------        --------       -----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................        --                --                --               --
    Payable for fund shares
     purchased..................        128,996            220,693             206            97,730
                                     ----------        -----------        --------       -----------
    Total Liabilities...........        128,996            220,693             206            97,730
                                     ----------        -----------        --------       -----------
    Net Assets (variable annuity
     contract liabilities)......     $5,776,307        $10,253,685        $281,497       $10,441,190
                                     ==========        ===========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-4
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............     --            --            --            --             --            --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............     --            --            --            --             --            --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............     --            --            --            --             --            --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............     --            --            --            --             --            --
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value.............. $9,775,327        --            --            --             --            --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............     --        $1,895,083        --            --             --            --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............     --            --        $1,883,312        --             --            --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............     --            --            --         $2,764,321        --            --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............     --            --            --            --         $1,015,298        --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............     --            --            --            --             --         $2,108,545
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............     --            --            --            --             --            --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............     --            --            --            --             --            --
    Due from Hartford Life and
     Annuity Insurance
     Company....................     45,162        11,772         9,698         17,626        10,057         16,229
    Receivable for fund shares
     sold.......................     --            --            --            --             --            --
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Total Assets................  9,820,489     1,906,855     1,893,010      2,781,947     1,025,355      2,124,774
                                 ----------    ----------    ----------     ----------    ----------     ----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................     --            --            --            --             --            --
    Payable for fund shares
     purchased..................     45,165        11,772         9,698         17,625        10,058         16,230
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Total Liabilities...........     45,165        11,772         9,698         17,625        10,058         16,230
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Net Assets (variable annuity
     contract liabilities)...... $9,775,324    $1,895,083    $1,883,312     $2,764,322    $1,015,297     $2,108,544
                                 ==========    ==========    ==========     ==========    ==========     ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............       --              --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............       --              --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............       --              --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............       --              --
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value..............       --              --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............       --              --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............       --              --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............       --              --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............       --              --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............       --              --
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............    $1,019,242         --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............       --           $2,203,925
    Due from Hartford Life and
     Annuity Insurance
     Company....................        25,971         --
    Receivable for fund shares
     sold.......................       --              --
                                    ----------      ----------
    Total Assets................     1,045,213       2,203,925
                                    ----------      ----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................       --                   87
    Payable for fund shares
     purchased..................        25,972         --
                                    ----------      ----------
    Total Liabilities...........        25,972              87
                                    ----------      ----------
    Net Assets (variable annuity
     contract liabilities)......    $1,019,241      $2,203,838
                                    ==========      ==========

            -------------------------------------------------  SA-5
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Hartford Money Market HLS Fund
   1.5%............................    2,074,158   $ 1.016961  $  2,109,338
  Hartford Money Market HLS Fund
   1.65%...........................       71,247     1.016589        72,429
  Hartford Money Market HLS Fund
   1.4%............................      764,248     1.017478       777,606
  Hartford Money Market HLS Fund
   .80%............................      206,879     1.009271       208,797
  Hartford Money Market HLS Fund
   1.25%...........................    1,636,654     1.018239     1,666,505
  Asset Allocation Fund 1.5%.......       87,462     9.763857       853,968
  Asset Allocation Fund 1.65%......          375     9.760205         3,662
  Asset Allocation Fund 1.25%......      876,015     9.776112     8,564,018
  Asset Allocation Fund 1.4%.......      175,200     9.768759     1,711,489
  Asset Allocation Fund .80%.......       15,779    10.542607       166,355
  Asset Allocation Fund .95%.......          326    10.539231         3,431
  Bond Funds 1.5%..................       52,995    10.093283       534,893
  Bond Funds 1.65%.................          296    10.089521         2,985
  Bond Funds 1.25%.................      260,877    10.105950     2,636,406
  Bond Funds 1.4%..................       74,247    10.098350       749,774
  Bond Funds .80%..................        1,050    10.215146        10,723
  Global Growth Fund 1.5%..........      104,986    13.962993     1,465,922
  Global Growth Fund 1.65%.........           67    13.957799           935
  Global Growth Fund 1.25%.........      642,755    13.980455     8,986,014
  Global Growth Fund 1.4%..........      121,545    13.969976     1,697,976
  Global Growth Fund .80%..........       14,192    13.738117       194,966
  Global Growth Fund .95%..........          874    13.733732        12,005
  Global Small Capitalization Fund
   1.5%............................       83,214    13.767193     1,145,626
  Global Small Capitalization Fund
   1.65%...........................          203    13.762055         2,798
  Global Small Capitalization Fund
   1.25%...........................      405,681    13.784415     5,592,081
  Global Small Capitalization Fund
   1.4%............................       96,623    13.774075     1,330,898
  Global Small Capitalization Fund
   .80%............................        3,875    12.864359        49,845
  Global Small Capitalization Fund
   .95%............................          122    12.860263         1,571
  Growth Fund 1.5%.................      249,621    12.502121     3,120,797
  Growth Fund 1.65%................          896    12.497460        11,193
  Growth Fund 1.25%................    3,037,420    12.517781    38,021,763
  Growth Fund 1.4%.................      669,105    12.508384     8,369,423
  Growth Fund .80%.................       68,214    12.865591       877,609
  Growth Fund .95%.................        4,274    12.861482        54,964
  Growth-Income Fund 1.5%..........      420,107     9.579464     4,024,401
  Growth-Income Fund 1.65%.........        1,108     9.575882        10,606
  Growth-Income Fund 1.25%.........    3,467,764     9.591485    33,261,005
  Growth-Income Fund 1.4%..........    1,221,950     9.584268    11,711,494
  Growth-Income Fund .80%..........       73,889    10.667962       788,243
  Growth-Income Fund .95%..........        9,029    10.664545        96,289
  International Fund 1.5%..........      173,580    14.644814     2,542,043
  International Fund 1.65%.........          265    14.639368         3,885
  International Fund 1.25%.........      763,939    14.663115    11,201,728
  International Fund 1.4%..........      211,632    14.652129     3,100,853
  International Fund .80%..........        6,859    13.799473        94,647
  International Fund .95%..........        2,379    13.795072        32,816
  New World Fund 1.5%..............       34,388    11.644005       400,413
  New World Fund 1.25%.............      318,002    11.658593     3,707,459
  New World Fund 1.4%..............       43,228    11.649838       503,596
  New World Fund .80%..............       13,865    12.227288       169,536
  New World Fund .95%..............        3,642    12.223385        44,521
  Real Estate Securities Fund
   1.4%............................        8,001     8.834957        70,687
  Real Estate Securities Fund
   1.5%............................          556     8.830523         4,914
  Real Estate Securities Fund
   1.25%...........................       35,883     8.841604       317,266
  Small Cap Fund 1.65%.............           68    16.630728         1,129
  Small Cap Fund 1.4%..............       55,787    16.645221       928,593
  Small Cap Fund .80%..............        3,281    15.792122        51,819

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-6
               -------------------------------------------------

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Small Cap Fund 1.25%.............      127,349   $16.657685  $  2,121,333
  Small Cap Fund 1.5%..............       20,455    16.636909       340,306
  Mutual Shares Securities Fund
   1.5%............................       37,456     9.783931       366,469
  Mutual Shares Securities Fund
   1.4%............................       58,310     9.788843       570,787
  Mutual Shares Securities Fund
   .80%............................          878    10.820902         9,501
  Mutual Shares Securities Fund
   1.25%...........................      296,621     9.796213     2,905,759
  Franklin Strategic Income
   Investments Fund 1.5%...........       18,907    10.176193       192,402
  Franklin Strategic Income
   Investments Fund 1.4%...........       25,087    10.181293       255,423
  Franklin Strategic Income
   Investments Fund 1.25%..........       44,235    10.188959       450,709
  Capital Opportunities Series
   1.5%............................       26,869    12.203397       327,891
  Capital Opportunities Series
   1.65%...........................          613    12.198850         7,476
  Capital Opportunities Series
   1.4%............................      115,379    12.209515     1,408,719
  Capital Opportunities Series
   .80%............................        9,747    12.923763       125,969
  Capital Opportunities Series
   .95%............................          251    12.919637         3,244
  Capital Opportunities Series
   1.25%...........................      315,840    12.218688     3,859,154
  Emerging Growth Series 1.5%......       48,459    15.402545       746,394
  Emerging Growth Series 1.65%.....          216    15.396821         3,324
  Emerging Growth Series 1.4%......       97,184    15.410232     1,497,633
  Emerging Growth Series .80%......        6,126    15.486126        94,865
  Emerging Growth Series 1.25%.....      510,071    15.421795     7,866,218
  Global Equity Series 1.5%........        3,841    11.585770        44,498
  Global Equity Series 1.4%........        5,874    11.591574        68,094
  Global Equity Series 1.25%.......       14,560    11.600282       168,905
  Growth Series 1.5%...............       48,051    12.001263       576,670
  Growth Series 1.65%..............          178    11.996788         2,141
  Growth Series 1.4%...............      206,422    12.007270     2,478,566
  Growth Series .80%...............        6,787    12.475323        84,672
  Growth Series .95%...............          127    12.471334         1,581
  Growth Series 1.25%..............      603,672    12.016294     7,253,905
  Growth with Income Series 1.5%...       57,782     9.950259       574,945
  Growth with Income Series 1.4%...      260,156     9.955242     2,589,914
  Growth with Income Series .80%...       24,789    11.140286       276,154
  Growth with Income Series .95%...          682    11.136718         7,596
  Growth with Income Series
   1.25%...........................      635,038     9.962740     6,326,715
  High Income Series 1.5%..........       18,321    10.039968       183,942
  High Income Series 1.65%.........          199    10.036216         1,993
  High Income Series 1.4%..........       38,888    10.044992       390,628
  High Income Series .80%..........        4,284    10.256453        43,934
  High Income Series 1.25%.........      126,792    10.052557     1,274,586
  New Discovery Series 1.5%........       18,944    14.318332       271,245
  New Discovery Series 1.4%........       34,123    14.325485       488,834
  New Discovery Series .80%........        2,276    15.447904        35,156
  New Discovery Series 1.25%.......       75,897    14.336247     1,088,077
  Total Return Series 1.5%.........       27,654     9.688322       267,922
  Total Return Series 1.65%........          512     9.684701         4,956
  Total Return Series 1.4%.........       52,252     9.693183       506,484
  Total Return Series .80%.........       10,142    10.346954       104,938
  Total Return Series 1.25%........      193,807     9.700481     1,880,022
  Templeton Asset Allocation Fund
   1.5%............................        5,725    10.855332        62,148
  Templeton Asset Allocation Fund
   1.4%............................       12,669    10.860766       137,594
  Templeton Asset Allocation Fund
   .80%............................        2,261    11.197144        25,315
  Templeton Asset Allocation Fund
   1.25%...........................       72,706    10.868937       790,240
  Templeton International Fund
   1.5%............................       78,674    10.946563       861,205
  Templeton International Fund
   1.65%...........................           97    10.942481         1,058
  Templeton International Fund
   1.4%............................       15,020    10.952050       164,501
  Templeton International Fund
   .80%............................           83    11.343193           937
  Templeton International Fund
   1.25%...........................       83,869    10.960275       919,230
  Templeton Developing Markets
   Equity Fund 1.5%................       17,367    11.108629       192,923

            -------------------------------------------------  SA-7
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Templeton Developing Markets
   Equity Fund 1.4%................       15,369    11.114200       170,818
  Templeton Developing Markets
   Equity Fund .80%................        2,331    12.735770        29,681
  Templeton Developing Markets
   Equity Fund 1.25%...............       56,266    11.122555       625,819
  Templeton Global Growth Fund
   1.5%............................       33,037    10.605862       350,387
  Templeton Global Growth Fund
   1.4%............................       18,982    10.611177       201,425
  Templeton Global Growth Fund
   .80%............................        1,356    11.265124        15,279
  Templeton Global Growth Fund
   1.25%...........................      154,132    10.619149     1,636,747
                                                               ------------
  SUB-TOTAL INDIVIDUAL.............                             220,412,664
                                                               ------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Capital Opportunities............        3,589    12.218688        43,854
  Emerging Growth..................        2,934    15.421795        45,251
  Growth...........................        3,633    12.016294        43,655
  Templeton International Fund.....       14,745    10.960275       161,613
                                                               ------------
  SUB-TOTAL........................                                 294,373
                                                               ------------
GRAND TOTAL:.......................                            $220,707,037
                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-8
               -------------------------------------------------

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends.....................      $ 46,468        $ 107,085          $ 70,666         $   48,518
EXPENSES:
  Mortality and expense
   undertakings.................       (12,396)         (24,079)           (7,701)           (21,470)
                                      --------        ---------          --------         ----------
    Net investment income
     (loss).....................        34,072           83,006            62,965             27,048
                                      --------        ---------          --------         ----------
CAPITAL GAINS INCOME............             2          625,352           --                 432,861
                                      --------        ---------          --------         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........        --                 (693)               80              4,145
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --             (524,065)          (33,186)         1,882,450
                                      --------        ---------          --------         ----------
    Net (loss) gain on
     investments................        --             (524,758)          (33,106)         1,886,595
                                      --------        ---------          --------         ----------
    Net increase in net assets
     resulting from
     operations.................      $ 34,074        $ 183,600          $ 29,859         $2,346,504
                                      ========        =========          ========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-10
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
INVESTMENT INCOME:
  Dividends.....................   $  --            $  --           $   217,556       $   50,483        $ 16,169        $  247
EXPENSES:
  Mortality and expense
   undertakings.................      (17,908)         (84,203)        (107,465)         (29,283)        (13,461)         (870)
                                   ----------       ----------      -----------       ----------        --------        ------
    Net investment income
     (loss).....................      (17,908)         (84,203)         110,091           21,200           2,708          (623)
                                   ----------       ----------      -----------       ----------        --------        ------
CAPITAL GAINS INCOME............      620,472        5,334,235        7,081,509        1,256,215           1,824           343
                                   ----------       ----------      -----------       ----------        --------        ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........        1,272            1,809               52            1,316            (210)            3
  Net unrealized (depreciation)
   appreciation of investments
   during the period............      651,790        1,267,501       (5,740,055)       1,990,685         579,884         4,051
                                   ----------       ----------      -----------       ----------        --------        ------
    Net (loss) gain on
     investments................      653,062        1,269,310       (5,740,003)       1,992,001         579,674         4,054
                                   ----------       ----------      -----------       ----------        --------        ------
    Net increase in net assets
     resulting from
     operations.................   $1,255,626       $6,519,342      $ 1,451,597       $3,269,416        $584,206        $3,774
                                   ==========       ==========      ===========       ==========        ========        ======

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
INVESTMENT INCOME:
  Dividends.....................    $     24       $33,504           $ 23,286
EXPENSES:
  Mortality and expense
   undertakings.................      (4,718)      (12,650)            (1,838)
                                    --------       -------           --------
    Net investment income
     (loss).....................      (4,694)       20,854             21,448
                                    --------       -------           --------
CAPITAL GAINS INCOME............           3        --               --
                                    --------       -------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........       1,333            27                  8
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     734,313        40,984             (4,116)
                                    --------       -------           --------
    Net (loss) gain on
     investments................     735,646        41,011             (4,108)
                                    --------       -------           --------
    Net increase in net assets
     resulting from
     operations.................    $730,955       $61,865           $ 17,340
                                    ========       =======           ========

            ------------------------------------------------- SA-11
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
INVESTMENT INCOME:
  Dividends.....................      $ --             $  --               $   342       $   15,377
EXPENSES:
  Mortality and expense
   undertakings.................       (10,787)           (18,890)            (556)         (26,124)
                                      --------         ----------          -------       ----------
    Net investment (loss).......       (10,787)           (18,890)            (214)         (10,747)
                                      --------         ----------          -------       ----------
CAPITAL GAINS INCOME............        --                --                 6,678           20,089
                                      --------         ----------          -------       ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........          (178)            14,860               21              699
  Net unrealized appreciation of
   investments during the
   period.......................       848,865          2,619,921           23,558        1,389,371
                                      --------         ----------          -------       ----------
    Net gain on investments.....       848,687          2,634,781           23,579        1,390,070
                                      --------         ----------          -------       ----------
    Net increase in net assets
     resulting from
     operations.................      $837,900         $2,615,891          $30,043       $1,399,412
                                      ========         ==========          =======       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-12
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.....................  $ --           $--           $ --          $--            $--            $--
EXPENSES:
  Mortality and expense
   undertakings.................   (22,828)       (4,690)        (2,645)      (6,708)        (1,875)         (6,084)
                                  --------       -------       --------      -------        -------        --------
    Net investment (loss).......   (22,828)       (4,690)        (2,645)      (6,708)        (1,875)         (6,084)
                                  --------       -------       --------      -------        -------        --------
CAPITAL GAINS INCOME............    --            --             30,240       --             --             --
                                  --------       -------       --------      -------        -------        --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........       710            28            346         (779)            28           4,720
  Net unrealized appreciation of
   investments during the
   period.......................   481,842        28,875        340,039       24,249         68,538         197,847
                                  --------       -------       --------      -------        -------        --------
    Net gain on investments.....   482,552        28,903        340,385       23,470         68,566         202,567
                                  --------       -------       --------      -------        -------        --------
    Net increase in net assets
     resulting from
     operations.................  $459,724       $24,213       $367,980      $16,762        $66,691        $196,483
                                  ========       =======       ========      =======        =======        ========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
INVESTMENT INCOME:
  Dividends.....................     $    280         $  2,556
EXPENSES:
  Mortality and expense
   undertakings.................       (1,763)          (5,111)
                                     --------         --------
    Net investment (loss).......       (1,483)          (2,555)
                                     --------         --------
CAPITAL GAINS INCOME............      --                12,366
                                     --------         --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........          219               44
  Net unrealized appreciation of
   investments during the
   period.......................      128,896          149,371
                                     --------         --------
    Net gain on investments.....      129,115          149,415
                                     --------         --------
    Net increase in net assets
     resulting from
     operations.................     $127,632         $159,226
                                     ========         ========

            ------------------------------------------------- SA-13
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
OPERATIONS:
  Net investment income
   (loss).......................     $   34,072      $    83,006        $   62,965       $    27,048
  Capital gains income..........              2          625,352           --                432,861
  Net realized (loss) gain on
   security transactions........        --                  (693)               80             4,145
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --              (524,065)          (33,186)        1,882,450
                                     ----------      -----------        ----------       -----------
  Net increase in net assets
   resulting from operations....         34,074          183,600            29,859         2,346,504
                                     ----------      -----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases.....................      7,967,520        7,618,821         2,124,047         6,076,761
  Net transfers.................     (3,055,671)       3,527,799         1,800,607         3,965,843
  Surrenders for benefit
   payments and fees............       (111,248)         (27,297)          (19,732)          (31,290)
  Net annuity transactions......        --               --                --                --
                                     ----------      -----------        ----------       -----------
  Net increase in net assets
   resulting from unit
   transactions.................      4,800,601       11,119,323         3,904,922        10,011,314
                                     ----------      -----------        ----------       -----------
  Net increase in net assets....      4,834,675       11,302,923         3,934,781        12,357,818
NET ASSETS:
  Beginning of period...........        --               --                --                --
                                     ----------      -----------        ----------       -----------
  End of period.................     $4,834,675      $11,302,923        $3,934,781       $12,357,818
                                     ==========      ===========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-14
               -------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
OPERATIONS:
  Net investment income
   (loss).......................   $  (17,908)     $   (84,203)     $   110,091      $    21,200       $    2,708      $   (623)
  Capital gains income..........      620,472        5,334,235        7,081,509        1,256,215            1,824           343
  Net realized (loss) gain on
   security transactions........        1,272            1,809               52            1,316             (210)            3
  Net unrealized (depreciation)
   appreciation of investments
   during the period............      651,790        1,267,501       (5,740,055)       1,990,685          579,884         4,051
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets
   resulting from operations....    1,255,626        6,519,342        1,451,597        3,269,416          584,206         3,774
                                   ----------      -----------      -----------      -----------       ----------      --------
UNIT TRANSACTIONS:
  Purchases.....................    4,912,426       29,873,970       30,646,309        9,369,647        3,017,760       198,158
  Net transfers.................    2,009,812       14,242,350       17,985,180        4,406,012        1,232,526       194,010
  Surrenders for benefit
   payments and fees............      (55,045)        (179,913)        (191,048)         (69,103)          (8,967)       (3,075)
  Net annuity transactions......      --               --               --               --               --             --
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets
   resulting from unit
   transactions.................    6,867,193       43,936,407       48,440,441       13,706,556        4,241,319       389,093
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets....    8,122,819       50,455,749       49,892,038       16,975,972        4,825,525       392,867
NET ASSETS:
  Beginning of period...........      --               --               --               --               --             --
                                   ----------      -----------      -----------      -----------       ----------      --------
  End of period.................   $8,122,819      $50,455,749      $49,892,038      $16,975,972       $4,825,525      $392,867
                                   ==========      ===========      ===========      ===========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss).......................  $   (4,694)    $   20,854          $ 21,448
  Capital gains income..........           3        --               --
  Net realized (loss) gain on
   security transactions........       1,333             27                 8
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     734,313         40,984            (4,116)
                                  ----------     ----------          --------
  Net increase in net assets
   resulting from operations....     730,955         61,865            17,340
                                  ----------     ----------          --------
UNIT TRANSACTIONS:
  Purchases.....................   1,410,520      2,491,146           436,025
  Net transfers.................   1,321,166      1,310,620           449,194
  Surrenders for benefit
   payments and fees............     (19,461)       (11,115)           (4,025)
  Net annuity transactions......      --            --               --
                                  ----------     ----------          --------
  Net increase in net assets
   resulting from unit
   transactions.................   2,712,225      3,790,651           881,194
                                  ----------     ----------          --------
  Net increase in net assets....   3,443,180      3,852,516           898,534
NET ASSETS:
  Beginning of period...........      --            --               --
                                  ----------     ----------          --------
  End of period.................  $3,443,180     $3,852,516          $898,534
                                  ==========     ==========          ========

            ------------------------------------------------- SA-15
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
OPERATIONS:
  Net investment (loss).........     $  (10,787)       $   (18,890)       $   (214)      $   (10,747)
  Capital gains income..........        --                --                 6,678            20,089
  Net realized (loss) gain on
   security transactions........           (178)            14,860              21               699
  Net unrealized appreciation of
   investments during the
   period.......................        848,865          2,619,921          23,558         1,389,371
                                     ----------        -----------        --------       -----------
  Net increase in net assets
   resulting from operations....        837,900          2,615,891          30,043         1,399,412
                                     ----------        -----------        --------       -----------
UNIT TRANSACTIONS:
  Purchases.....................      3,171,521          4,835,008         158,130         6,014,916
  Net transfers.................      1,789,502          2,803,121          95,487         3,039,764
  Surrenders for benefit
   payments and fees............        (65,866)           (44,896)         (2,163)          (56,152)
  Net annuity transactions......         43,250             44,561          --                43,250
                                     ----------        -----------        --------       -----------
  Net increase in net assets
   resulting from unit
   transactions.................      4,938,407          7,637,794         251,454         9,041,778
                                     ----------        -----------        --------       -----------
  Net increase in net assets....      5,776,307         10,253,685         281,497        10,441,190
NET ASSETS:
  Beginning of period...........        --                --                --               --
                                     ----------        -----------        --------       -----------
  End of period.................     $5,776,307        $10,253,685        $281,497       $10,441,190
                                     ==========        ===========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-16
               -------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment (loss)......... $  (22,828)   $   (4,690)   $   (2,645)    $   (6,708)   $   (1,875)    $   (6,084)
  Capital gains income..........     --            --            30,240        --             --            --
  Net realized (loss) gain on
   security transactions........        710            28           346           (779)           28          4,720
  Net unrealized appreciation of
   investments during the
   period.......................    481,842        28,875       340,039         24,249        68,538        197,847
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets
   resulting from operations....    459,724        24,213       367,980         16,762        66,691        196,483
                                 ----------    ----------    ----------     ----------    ----------     ----------
UNIT TRANSACTIONS:
  Purchases.....................  5,093,520     1,427,075       764,906      1,487,466       394,881        812,666
  Net transfers.................  4,249,461       455,887       752,518      1,271,385       559,125      1,116,318
  Surrenders for benefit
   payments and fees............    (27,381)      (12,092)       (2,092)       (11,291)       (5,400)      (164,889)
  Net annuity transactions......     --            --            --            --             --            147,966
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets
   resulting from unit
   transactions.................  9,315,600     1,870,870     1,515,332      2,747,560       948,606      1,912,061
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets....  9,775,324     1,895,083     1,883,312      2,764,322     1,015,297      2,108,544
NET ASSETS:
  Beginning of period...........     --            --            --            --             --            --
                                 ----------    ----------    ----------     ----------    ----------     ----------
  End of period................. $9,775,324    $1,895,083    $1,883,312     $2,764,322    $1,015,297     $2,108,544
                                 ==========    ==========    ==========     ==========    ==========     ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
OPERATIONS:
  Net investment (loss).........    $   (1,483)     $   (2,555)
  Capital gains income..........       --               12,366
  Net realized (loss) gain on
   security transactions........           219              44
  Net unrealized appreciation of
   investments during the
   period.......................       128,896         149,371
                                    ----------      ----------
  Net increase in net assets
   resulting from operations....       127,632         159,226
                                    ----------      ----------
UNIT TRANSACTIONS:
  Purchases.....................       485,858       1,217,309
  Net transfers.................       410,542         836,607
  Surrenders for benefit
   payments and fees............        (4,791)         (9,304)
  Net annuity transactions......       --              --
                                    ----------      ----------
  Net increase in net assets
   resulting from unit
   transactions.................       891,609       2,044,612
                                    ----------      ----------
  Net increase in net assets....     1,019,241       2,203,838
NET ASSETS:
  Beginning of period...........       --              --
                                    ----------      ----------
  End of period.................    $1,019,241      $2,203,838
                                    ==========      ==========

            ------------------------------------------------- SA-17
               -------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-18 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (a) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (e) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------

                                                                                        1998
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

                                                1999                        1998
                                     --------------------------  --------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

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10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.